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                 MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND OF
               MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST

                             --------------------
                     Supplement dated January 16, 1996 to
          Statement of Additional Information dated October 20, 1995
                             --------------------

     The name and biography of the portfolio manager of the Fund, which is listed under "Management of the Trust -- Trustees and Officers", is revised as follows:

     Hugh T. Hurley, III (31) - Portfolio Manager(1)(2) - Vice President of MLAM since 1996 and Assistant Vice President thereof from 1993 to 1995; Municipal Bond Broker with Titus and Donnelly Municipal Bond Brokers from 1990 to 1993.



Code #13975-0196ALL